Accounts Receivable	12 Months Ended
Dec. 30, 2020
Receivables [Abstract]
Accounts Receivable
4.	ACCOUNTS RECEIVABLE

The Accounts receivable and allowance balances at December 31, 2020 and 2019 are as follows:

	2020	2019
Accounts receivable	$125,105	$-
Less: allowance for doubtful accounts	-	-
Accounts receivable, net	$125,105	$-

No allowance for doubtful accounts was made for the years ended December 31, 2020 and 2019.